Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000181876 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International StrategicValue Dividend Fund
Class Name	Class R6 Shares
Trading Symbol	IVFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Strategic Value Dividend Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (the “Index”) which is representative of the broader stock market outside of the U.S., to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by investing primarily in equity securities of companies based in countries outside the United States, consisting principally of high dividend-paying stocks with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than 40% higher than that of the Index which contributed positively to the Fund relative performance.
  Stock selection and a relative overweight position in the Utility sector contributed positively to performance. Outperformers included Italgas, Iberdrola, and Enel, as share prices started to reflect the expected increase in gas and power demand related to the buildout of data centers.
  The Fund’s stock selection in the Health Care sector was also a positive contributor to performance. Top-performing Fund holdings included GlaxoSmithKline, Roche, and Novartis.
  Stock selection and a relative underweight position in the Consumer Staples sector was another area of relative strength, led by the outperformance of Kimberly-Clark de Mexico, British American Tobacco, and Philip Morris during the reporting period.
Top Detractors from Performance
  The Fund’s largest detractor to performance was the underweight position in the Financials sector. Stock selection also contributed modestly to underperformance in Financials, as several of the Index’s top-performing holdings did not meet the Fund’s income requirements and, therefore, were not held by the Fund.
  The Fund’s stock selection in the Materials sector was also a relative detractor to relative performance driven mainly by UPM Kymmene and Amcor. Shares of Amcor declined throughout the reporting period from weaker demand and cost pressures.
  Stock selection and the overweight position in the Energy sector was also a relative detractor, as top performers in the Index did not offer a dividend yield high enough to warrant inclusion in the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares*	24.15%	10.28%	6.39%
MSCI World ex-USA Index	24.58%	9.79%	8.03%
MSCI World ex-USA High Dividend Yield Index	26.07%	12.20%	8.31%
*
The Fund’s Class R6 Shares commenced operations on January 27, 2017. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 793,110,980
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,072,372
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$793,110,980
Number of Investments	47
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$5,072,372

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 31, 2026, Darren Catanzaro, CFA, will be added to the Fund’s portfolio management team and Daniel Peris, CFA, will no longer serve as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000064509 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Strategic Value Dividend Fund
Class Name	Institutional Shares
Trading Symbol	IVFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Strategic Value Dividend Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (the “Index”) which is representative of the broader stock market outside of the U.S., to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by investing primarily in equity securities of companies based in countries outside the United States, consisting principally of high dividend-paying stocks with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than 40% higher than that of the Index which contributed positively to the Fund relative performance.
  Stock selection and a relative overweight position in the Utility sector contributed positively to performance. Outperformers included Italgas, Iberdrola, and Enel, as share prices started to reflect the expected increase in gas and power demand related to the buildout of data centers.
  The Fund’s stock selection in the Health Care sector was also a positive contributor to performance. Top-performing Fund holdings included GlaxoSmithKline, Roche, and Novartis.
  Stock selection and a relative underweight position in the Consumer Staples sector was another area of relative strength, led by the outperformance of Kimberly-Clark de Mexico, British American Tobacco, and Philip Morris during the reporting period.
Top Detractors from Performance
  The Fund’s largest detractor to performance was the underweight position in the Financials sector. Stock selection also contributed modestly to underperformance in Financials, as several of the Index’s top-performing holdings did not meet the Fund’s income requirements and, therefore, were not held by the Fund.
  The Fund’s stock selection in the Materials sector was also a relative detractor to relative performance driven mainly by UPM Kymmene and Amcor. Shares of Amcor declined throughout the reporting period from weaker demand and cost pressures.
  Stock selection and the overweight position in the Energy sector was also a relative detractor, as top performers in the Index did not offer a dividend yield high enough to warrant inclusion in the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	24.08%	10.31%	6.41%
MSCI World ex-USA Index	24.58%	9.79%	8.03%
MSCI World ex-USA High Dividend Yield Index	26.07%	12.20%	8.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 793,110,980
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,072,372
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$793,110,980
Number of Investments	47
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$5,072,372

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 31, 2026, Darren Catanzaro, CFA, will be added to the Fund’s portfolio management team and Daniel Peris, CFA, will no longer serve as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000064508 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Strategic Value Dividend Fund
Class Name	Class C Shares
Trading Symbol	IVFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Strategic Value Dividend Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$216	1.94%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (the “Index”) which is representative of the broader stock market outside of the U.S., to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by investing primarily in equity securities of companies based in countries outside the United States, consisting principally of high dividend-paying stocks with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than 40% higher than that of the Index which contributed positively to the Fund relative performance.
  Stock selection and a relative overweight position in the Utility sector contributed positively to performance. Outperformers included Italgas, Iberdrola, and Enel, as share prices started to reflect the expected increase in gas and power demand related to the buildout of data centers.
  The Fund’s stock selection in the Health Care sector was also a positive contributor to performance. Top-performing Fund holdings included GlaxoSmithKline, Roche, and Novartis.
  Stock selection and a relative underweight position in the Consumer Staples sector was another area of relative strength, led by the outperformance of Kimberly-Clark de Mexico, British American Tobacco, and Philip Morris during the reporting period.
Top Detractors from Performance
  The Fund’s largest detractor to performance was the underweight position in the Financials sector. Stock selection also contributed modestly to underperformance in Financials, as several of the Index’s top-performing holdings did not meet the Fund’s income requirements and, therefore, were not held by the Fund.
  The Fund’s stock selection in the Materials sector was also a relative detractor to relative performance driven mainly by UPM Kymmene and Amcor. Shares of Amcor declined throughout the reporting period from weaker demand and cost pressures.
  Stock selection and the overweight position in the Energy sector was also a relative detractor, as top performers in the Index did not offer a dividend yield high enough to warrant inclusion in the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	21.53%	9.16%	5.31%
Class C Shares — excluding sales load	22.53%	9.16%	5.31%
MSCI World ex-USA Index	24.58%	9.79%	8.03%
MSCI World ex-USA High Dividend Yield Index	26.07%	12.20%	8.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 793,110,980
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,072,372
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$793,110,980
Number of Investments	47
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$5,072,372

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 31, 2026, Darren Catanzaro, CFA, will be added to the Fund’s portfolio management team and Daniel Peris, CFA, will no longer serve as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000064507 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Strategic Value Dividend Fund
Class Name	Class A Shares
Trading Symbol	IVFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Strategic Value Dividend Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (the “Index”) which is representative of the broader stock market outside of the U.S., to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by investing primarily in equity securities of companies based in countries outside the United States, consisting principally of high dividend-paying stocks with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than 40% higher than that of the Index which contributed positively to the Fund relative performance.
  Stock selection and a relative overweight position in the Utility sector contributed positively to performance. Outperformers included Italgas, Iberdrola, and Enel, as share prices started to reflect the expected increase in gas and power demand related to the buildout of data centers.
  The Fund’s stock selection in the Health Care sector was also a positive contributor to performance. Top-performing Fund holdings included GlaxoSmithKline, Roche, and Novartis.
  Stock selection and a relative underweight position in the Consumer Staples sector was another area of relative strength, led by the outperformance of Kimberly-Clark de Mexico, British American Tobacco, and Philip Morris during the reporting period.
Top Detractors from Performance
  The Fund’s largest detractor to performance was the underweight position in the Financials sector. Stock selection also contributed modestly to underperformance in Financials, as several of the Index’s top-performing holdings did not meet the Fund’s income requirements and, therefore, were not held by the Fund.
  The Fund’s stock selection in the Materials sector was also a relative detractor to relative performance driven mainly by UPM Kymmene and Amcor. Shares of Amcor declined throughout the reporting period from weaker demand and cost pressures.
  Stock selection and the overweight position in the Energy sector was also a relative detractor, as top performers in the Index did not offer a dividend yield high enough to warrant inclusion in the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	17.04%	8.80%	5.54%
Class A Shares — excluding sales load	23.84%	10.06%	6.14%
MSCI World ex-USA Index	24.58%	9.79%	8.03%
MSCI World ex-USA High Dividend Yield Index	26.07%	12.20%	8.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 793,110,980
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,072,372
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$793,110,980
Number of Investments	47
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$5,072,372

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 31, 2026, Darren Catanzaro, CFA, will be added to the Fund’s portfolio management team and Daniel Peris, CFA, will no longer serve as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation